Information Relating to the Consolidated Statement of Cash Flows - Summary of Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distributions more (less) than income from equity affiliates includes the following:
Distributions from equity affiliates	$ 4,246	$ 3,855	$ 3,659
(Income) loss from equity affiliates	(5,131)	(8,585)	(5,657)
Distributions more (less) than income from equity affiliates	(885)	(4,730)	(1,998)
Net decrease (increase) in operating working capital was composed of the following:
Decrease (increase) in accounts and notes receivable	1,187	(2,317)	(7,548)
Decrease (increase) in inventories	(320)	(930)	(530)
Decrease (increase) in prepaid expenses and other current assets	(1,202)	(226)	19
Increase (decrease) in accounts payable and accrued liabilities	(49)	2,750	5,475
Increase (decrease) in income and other taxes payable	(2,801)	2,848	1,223
Net decrease (increase) in operating working capital	(3,185)	2,125	(1,361)
Net cash provided by operating activities includes the following cash payments:
Interest on debt (net of capitalized interest)	465	525	699
Income taxes	10,416	9,148	4,355
Proceeds and deposits related to asset sales and returns of investment consisted of the following gross amounts:
Proceeds and deposits related to asset sales	446	1,435	1,352
Returns of investment from equity affiliates	223	1,200	439
Proceeds and deposits related to asset sales and returns of investment	669	2,635	1,791
Net sales (purchases) of marketable securities consisted of the following gross amounts:
Marketable securities purchased	(289)	(7)	(4)
Marketable securities sold	464	124	3
Net sales (purchases) of marketable securities	175	117	(1)
Net repayment (borrowing) of loans by equity affiliates:
Borrowing of loans by equity affiliates	(368)	(108)	0
Repayment of loans by equity affiliates	66	84	401
Net repayment (borrowing) of loans by equity affiliates	(302)	(24)	401
Net borrowings (repayments) of short-term obligations consisted of the following gross and net amounts:
Repayments of short-term obligations	0	0	(6,906)
Proceeds from issuances of short-term debt obligations	0	0	4,448
Net borrowings (repayments) of short-term obligations with three months or less maturity	135	263	(3,114)
Net borrowings (repayments) of short-term obligations	135	263	(5,572)
Net sales (purchases) of treasury shares consists of the following gross and net amounts:
Shares issued for share-based compensation plans	261	5,838	1,421
Shares purchased under share repurchase and deferred compensation plans	(14,939)	(11,255)	(1,383)
Net sales (purchases) of treasury shares	(14,678)	(5,417)	38
Net contributions from (distributions to) noncontrolling interests consisted of the following gross and net amounts:
Distributions to noncontrolling interests	(54)	(118)	(53)
Contributions from noncontrolling interests	14	4	17
Net contributions from (distributions to) noncontrolling interests	(40)	(114)	(36)
Capital expenditures
Additions to properties, plant and equipment	14,788	10,349	7,515
Additions to investments	690	1,147	460
Current-year dry hole expenditures	326	309	83
Payments for other assets and liabilities, net	25	169	(2)
Capital expenditures	15,829	11,974	8,056
Non-cash additions to properties, plant and equipment	$ 1,559	$ 334	$ 316